Intangible Assets and Deferred Costs	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Deferred Costs

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.
Composition:

	March 31,
	2023	2022
Cost:
Product and distribution rights	$85,859	$127,766
Intangible assets acquired in business combination	63,800	—
	$149,659	$127,766
Accumulated amortization:
Product and distribution rights	82,148	80,432
Intangible assets acquired in business combination	3,927	—
	86,075	80,432
	$63,584	$47,334

b.
Amortization expense related to product and distribution rights were $5,643, $1,839, and $1,831 for the years ended March 31, 2023, 2022 and 2021, respectively.
c.
As of March 31, 2023, the estimated amortization expense of product and distribution rights for 2024 to 2028 is as follows: 2024—$4,966; 2025—$4,639; 2026—$4,644; 2027—$4,632; 2028—$4,810.
d.
The weighted-average amortization period for product rights is approximately 14.5 years.
e.
During the years ended March 31, 2023, the Company did not record any impairment charge related to intangible assets and for 2022 the impairment charge was $13.